Quarterly Holdings Report
for

Fidelity® Strategic Dividend & Income® Fund

February 28, 2021

SDI-QTLY-0421
1.814104.116

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.5%
		Principal Amount(a)	Value
Convertible Bonds - 14.1%
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc. 0.25% 3/1/26 (b)		$950,000	$1,743,834
Vonage Holdings Corp. 1.75% 6/1/24		1,570,000	1,778,295
			3,522,129
Entertainment - 0.3%
Liberty Media Corp.:
0.5% 12/1/50 (b)		461,000	551,794
2.25% 12/1/48 (b)		79,000	109,484
Live Nation Entertainment, Inc.:
2% 2/15/25		100,000	114,750
2.5% 3/15/23		504,000	738,995
Pandora Media, Inc. 1.75% 12/1/23		809,000	926,064
Spotify Technology SA 0% 3/15/26 (b)		100,000	100,000
World Wrestling Entertainment, Inc. 3.375% 12/15/23		2,236,000	4,642,142
Zynga, Inc.:
0% 12/15/26 (b)		3,233,000	3,746,876
0.25% 6/1/24		3,406,000	4,999,627
			15,929,732
Interactive Media & Services - 0.9%
Eventbrite, Inc. 5% 12/1/25 (b)		590,000	1,058,509
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)		1,640,000	3,016,616
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)		1,565,000	3,059,311
IAC FinanceCo, Inc. 0.875% 10/1/22 (b)		1,459,000	5,070,900
Snap, Inc.:
0.25% 5/1/25 (b)		2,097,000	6,396,536
0.75% 8/1/26		2,160,000	6,496,762
Twitter, Inc. 0.25% 6/15/24		4,898,000	7,555,165
Zillow Group, Inc.:
0.75% 9/1/24		1,160,000	4,297,938
1.375% 9/1/26		513,000	1,905,515
1.5% 7/1/23		517,000	1,069,809
2.75% 5/15/25		1,314,000	3,305,959
			43,233,020
Media - 0.6%
Cardlytics, Inc. 1% 9/15/25 (b)		90,000	157,180
DISH Network Corp.:
0% 12/15/25 (b)		4,249,000	4,196,798
2.375% 3/15/24		3,040,000	2,873,888
3.375% 8/15/26		12,764,000	12,002,332
Gannett Co., Inc. 4.75% 4/15/24		1,250,000	1,153,663
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)		2,159,000	3,639,270
Liberty Broadband Corp.:
1.25% 9/30/50 (b)		110,000	109,576
2.75% 9/30/50 (b)		1,120,000	1,161,525
Liberty Interactive LLC 1.75% 9/30/46 (b)		673,000	1,226,158
Liberty Media Corp.:
1% 1/30/23		554,000	715,925
1.375% 10/15/23		83,000	108,406
TechTarget, Inc. 0.125% 12/15/25 (b)		1,000,000	1,359,252
			28,703,973
TOTAL COMMUNICATION SERVICES			91,388,854
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.0%
Veoneer, Inc. 4% 6/1/24		142,000	203,002
Automobiles - 0.5%
Tesla, Inc. 2% 5/15/24		2,362,000	25,669,035
Diversified Consumer Services - 0.1%
Chegg, Inc.:
0% 9/1/26 (b)		110,000	130,104
0.125% 3/15/25		1,636,000	3,198,227
			3,328,331
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc. 5% 5/1/25 (b)		57,000	128,334
Caesars Entertainment Corp. 5% 10/1/24		650,000	1,599,845
Carnival Corp. 5.75% 4/1/23 (b)		1,446,000	4,130,412
Marriott Vacations Worldwide Corp.:
0% 1/15/26 (b)		100,000	118,175
1.5% 9/15/22		564,000	724,668
NCL Corp. Ltd.:
5.375% 8/1/25 (b)		1,000,000	1,858,667
6% 5/15/24 (b)		1,066,000	2,531,445
Penn National Gaming, Inc. 2.75% 5/15/26		1,175,000	5,889,247
Royal Caribbean Cruises Ltd.:
2.875% 11/15/23 (b)		1,190,000	1,657,075
4.25% 6/15/23 (b)		2,030,000	3,080,894
Vail Resorts, Inc. 0% 1/1/26 (b)		100,000	105,460
			21,824,222
Internet & Direct Marketing Retail - 0.7%
Etsy, Inc.:
0.125% 10/1/26		1,665,000	4,275,548
0.125% 9/1/27 (b)		1,485,000	2,130,820
Expedia, Inc. 0% 2/15/26 (b)		90,000	95,597
Farfetch Ltd. 3.75% 5/1/27 (b)		910,000	3,806,597
Fiverr International Ltd. 0% 11/1/25 (b)		2,060,000	3,063,014
MakeMyTrip Ltd. 0% 2/15/28 (b)		3,569,000	4,162,107
MercadoLibre, Inc. 2% 8/15/28		843,000	3,168,230
The Booking Holdings, Inc. 0.75% 5/1/25 (b)		6,083,000	9,192,796
The RealReal, Inc. 3% 6/15/25 (b)		69,000	115,126
Wayfair LLC:
0.375% 9/1/22		296,000	823,372
1.125% 11/1/24		329,000	837,644
			31,670,851
Leisure Products - 0.1%
Callaway Golf Co. 2.75% 5/1/26 (b)		1,522,000	2,709,603
Peloton Interactive, Inc. 0% 2/15/26 (b)		1,150,000	1,137,799
			3,847,402
Specialty Retail - 0.2%
American Eagle Outfitters, Inc. 3.75% 4/15/25 (b)		659,000	2,000,913
Burlington Stores, Inc. 2.25% 4/15/25 (b)		775,000	1,067,822
Dick's Sporting Goods, Inc. 3.25% 4/15/25 (b)		1,978,000	4,303,019
National Vision Holdings, Inc. 2.5% 5/15/25 (b)		1,540,000	2,592,777
			9,964,531
Textiles, Apparel & Luxury Goods - 0.0%
Under Armour, Inc. 1.5% 6/1/24 (b)		890,000	1,729,264
TOTAL CONSUMER DISCRETIONARY			98,236,638
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Chefs' Warehouse Holdings 1.875% 12/1/24		295,000	311,236
Tobacco - 0.1%
Turning Point Brands, Inc. 2.5% 7/15/24		3,524,000	4,167,151
TOTAL CONSUMER STAPLES			4,478,387
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp. 4.25% 9/1/26 (b)		1,368,000	3,123,086
Arch Resources, Inc. 5.25% 11/15/25 (b)		1,601,000	2,463,619
CNX Resources Corp. 2.25% 5/1/26 (b)		1,828,000	2,266,720
EQT Corp. 1.75% 5/1/26 (b)		1,529,000	2,242,420
Pioneer Natural Resources Co. 0.25% 5/15/25 (b)		4,161,000	6,574,976
Teekay Corp. 5% 1/15/23		113,000	104,098
			16,774,919
FINANCIALS - 0.3%
Capital Markets - 0.1%
Cowen Group, Inc. 3% 12/15/22		2,138,000	4,236,210
Consumer Finance - 0.0%
PRA Group, Inc. 3.5% 6/1/23		1,282,000	1,374,816
Diversified Financial Services - 0.1%
AXA SA 7.25% 5/15/21 (b)		2,825,000	3,597,638
Mortgage Real Estate Investment Trusts - 0.1%
Arbor Realty Trust, Inc. 4.75% 11/1/22		510,000	537,001
Blackstone Mortgage Trust, Inc.:
4.375% 5/5/22		779,000	791,124
4.75% 3/15/23		473,000	479,706
Hannon Armstrong Sustainable Infrastructure Capital, Inc.:
0% 8/15/23		90,000	113,660
4.125% 9/1/22		1,471,000	3,052,709
Starwood Property Trust, Inc. 4.375% 4/1/23		250,000	256,648
Two Harbors Investment Corp. 6.25% 1/15/26		1,110,000	1,208,568
			6,439,416
TOTAL FINANCIALS			15,648,080
HEALTH CARE - 2.0%
Biotechnology - 0.8%
Apellis Pharmaceuticals, Inc. 3.5% 9/15/26		550,000	844,542
BridgeBio Pharma, Inc.:
2.25% 2/1/29 (b)		2,600,000	2,713,287
2.5% 3/15/27 (b)		1,000,000	1,869,905
Coherus BioSciences, Inc. 1.5% 4/15/26 (b)		750,000	851,629
Esperion Therapeutics, Inc. 4% 11/15/25 (b)		1,520,000	1,521,216
Exact Sciences Corp.:
0.375% 3/15/27		2,299,000	3,255,752
0.375% 3/1/28		2,455,000	3,272,835
1% 1/15/25		1,700,000	3,298,632
Halozyme Therapeutics, Inc.:
0.25% 3/1/27 (b)		1,140,000	1,119,278
1.25% 12/1/24		330,000	650,819
Intercept Pharmaceuticals, Inc.:
2% 5/15/26		186,000	121,240
3.25% 7/1/23		1,108,000	930,554
Invitae Corp. 2% 9/1/24		289,000	459,407
Ionis Pharmaceuticals, Inc. 1% 11/15/21		701,000	742,505
Natera, Inc. 2.25% 5/1/27 (b)		695,000	2,162,142
Neurocrine Biosciences, Inc. 2.25% 5/15/24		1,475,000	2,195,637
Novavax, Inc. 3.75% 2/1/23		4,410,000	8,757,672
PTC Therapeutics, Inc.:
1.5% 9/15/26 (b)		700,000	916,857
3% 8/15/22		310,000	383,162
Sarepta Therapeutics, Inc. 1.5% 11/15/24		845,000	1,236,417
			37,303,488
Health Care Equipment & Supplies - 0.7%
Cantel Medical Corp. 3.25% 5/15/25 (b)		49,000	92,566
CONMED Corp. 2.625% 2/1/24		1,068,000	1,596,385
DexCom, Inc.:
0.25% 11/15/25 (b)		3,228,000	3,454,228
0.75% 12/1/23		1,705,000	4,174,392
Envista Holdings Corp. 2.375% 6/1/25 (b)		2,100,000	4,154,872
Glaukos Corp. 2.75% 6/15/27 (b)		1,200,000	2,220,000
Insulet Corp.:
0.375% 9/1/26		2,115,000	2,845,581
1.375% 11/15/24		930,000	2,609,031
Integra LifeSciences Holdings Corp. 0.5% 8/15/25		1,458,000	1,650,310
Livanova U.S.A., Inc. 3% 12/15/25 (b)		2,380,000	3,453,975
Mesa Laboratories, Inc. 1.375% 8/15/25		775,000	902,798
Nevro Corp. 2.75% 4/1/25		485,000	852,022
Novocure Ltd. 0% 11/1/25 (b)		890,000	1,075,458
NuVasive, Inc. 2.25% 3/15/21		115,000	113,539
SmileDirectClub, Inc. 0% 2/1/26 (b)		565,000	539,479
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		3,240,000	3,854,954
Varex Imaging Corp. 4% 6/1/25 (b)		100,000	132,890
			33,722,480
Health Care Providers & Services - 0.1%
1Life Healthcare, Inc. 3% 6/15/25 (b)		1,040,000	1,390,136
Anthem, Inc. 2.75% 10/15/42		532,000	2,252,552
Guardant Health, Inc. 0% 11/15/27 (b)		2,121,000	2,737,123
			6,379,811
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27		500,000	671,919
Health Catalyst, Inc. 2.5% 4/15/25 (b)		750,000	1,308,614
Livongo Health, Inc. 0.875% 6/1/25 (b)		1,350,000	2,667,083
Omnicell, Inc. 0.25% 9/15/25 (b)		1,400,000	1,974,931
Teladoc Health, Inc.:
1.25% 6/1/27 (b)		1,725,000	2,231,002
1.375% 5/15/25		310,000	1,274,010
			10,127,559
Life Sciences Tools & Services - 0.1%
Illumina, Inc.:
0% 8/15/23		796,000	1,017,842
0.5% 6/15/21		610,000	1,053,457
Nanostring Technologies, Inc. 2.625% 3/1/25 (b)		500,000	836,204
NeoGenomics, Inc.:
0.25% 1/15/28		510,000	544,429
1.25% 5/1/25		420,000	660,699
Repligen Corp. 0.375% 7/15/24		960,000	1,843,657
			5,956,288
Pharmaceuticals - 0.1%
Aerie Pharmaceuticals, Inc. 1.5% 10/1/24		173,000	184,020
Collegium Pharmaceutical, Inc. 2.625% 2/15/26		519,000	566,073
Pacira Biosciences, Inc.:
0.75% 8/1/25 (b)		100,000	125,878
2.375% 4/1/22		395,000	495,667
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23		1,235,000	1,197,078
Theravance Biopharma, Inc. 3.25% 11/1/23		687,000	662,847
			3,231,563
TOTAL HEALTH CARE			96,721,189
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23		160,000	314,674
Parsons Corp. 0.25% 8/15/25 (b)		4,761,000	4,967,879
			5,282,553
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. 1.125% 10/15/24		3,759,500	4,092,106
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24		1,300,000	1,506,523
			5,598,629
Airlines - 0.2%
Southwest Airlines Co. 1.25% 5/1/25		4,617,000	7,762,331
Spirit Airlines, Inc. 4.75% 5/15/25		446,000	1,350,627
			9,112,958
Construction & Engineering - 0.1%
Granite Construction, Inc. 2.75% 11/1/24		4,570,000	5,754,468
Electrical Equipment - 0.1%
Bloom Energy Corp. 2.5% 8/15/25 (b)		930,000	1,788,475
Plug Power, Inc. 3.75% 6/1/25 (b)		306,000	2,880,033
Sunrun, Inc. 0% 2/1/26 (b)		1,150,000	1,123,435
			5,791,943
Machinery - 0.1%
Chart Industries, Inc. 1% 11/15/24 (b)		965,000	2,420,078
Meritor, Inc. 3.25% 10/15/37		355,000	423,855
Middleby Corp. 1% 9/1/25 (b)		1,140,000	1,498,388
			4,342,321
Marine - 0.1%
Seaspan Corp. 3.75% 12/15/25 (b)		2,810,000	3,343,492
Professional Services - 0.1%
FTI Consulting, Inc. 2% 8/15/23		3,018,000	3,885,530
Road & Rail - 0.1%
Lyft, Inc. 1.5% 5/15/25 (b)		1,800,000	2,912,572
Uber Technologies, Inc. 0% 12/15/25 (b)		3,800,000	3,982,624
			6,895,196
TOTAL INDUSTRIALS			50,007,090
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.1%
Lumentum Holdings, Inc.:
0.25% 3/15/24		1,438,000	2,318,404
0.5% 12/15/26		3,308,000	3,951,389
			6,269,793
Electronic Equipment & Components - 0.0%
II-VI, Inc. 0.25% 9/1/22		663,000	1,225,569
Insight Enterprises, Inc. 0.75% 2/15/25		1,073,000	1,442,434
Knowles Corp. 3.25% 11/1/21		123,000	146,659
			2,814,662
IT Services - 1.2%
Akamai Technologies, Inc.:
0.125% 5/1/25		2,955,000	3,487,264
0.375% 9/1/27		2,824,000	3,050,114
KBR, Inc. 2.5% 11/1/23		3,613,000	4,919,307
MongoDB, Inc.:
0.25% 1/15/26		1,870,000	3,615,650
0.75% 6/15/24		181,000	1,025,250
Okta, Inc.:
0.125% 9/1/25		2,442,000	3,772,182
0.375% 6/15/26 (b)		2,460,000	3,217,970
Repay Holdings Corp. 0% 2/1/26 (b)		1,040,000	1,025,534
Sabre GLBL, Inc. 4% 4/15/25 (b)		58,000	121,075
Shift4 Payments, Inc. 0% 12/15/25 (b)		1,982,000	2,425,572
Shopify, Inc. 0.125% 11/1/25		3,005,000	3,818,228
Square, Inc.:
0% 5/1/26 (b)		4,118,000	4,742,909
0.125% 3/1/25 (b)		2,918,000	5,831,112
0.25% 11/1/27 (b)		2,777,000	3,291,233
0.5% 5/15/23		1,959,000	5,796,013
Twilio, Inc. 0.25% 6/1/23		553,000	3,052,874
Wix.com Ltd.:
0% 7/1/23		1,335,000	3,300,468
0% 8/15/25 (b)		1,385,000	1,645,908
			58,138,663
Semiconductors & Semiconductor Equipment - 1.3%
Cree, Inc.:
0.875% 9/1/23		1,530,000	2,949,250
1.75% 5/1/26 (b)		1,430,000	3,538,424
Enphase Energy, Inc.:
0% 3/1/26 (b)		100,000	97,884
0% 3/1/28 (b)		100,000	96,900
0.25% 3/1/25 (b)		1,000,000	2,305,072
Impinj, Inc. 2% 12/15/26		60,000	118,278
Inphi Corp. 0.75% 4/15/25 (b)		2,077,000	2,954,575
Microchip Technology, Inc.:
1.625% 2/15/25		3,445,000	11,463,480
1.625% 2/15/27		1,978,000	4,410,940
2.25% 2/15/37		1,841,000	4,238,881
Micron Technology, Inc. 3.125% 5/1/32		1,162,000	10,652,822
Nova Measuring Instruments Ltd. 0% 10/15/25 (b)		960,000	1,228,800
ON Semiconductor Corp. 1.625% 10/15/23		3,504,000	7,124,153
Rambus, Inc. 1.375% 2/1/23		840,000	1,054,690
SMART Global Holdings, Inc. 2.25% 2/15/26		100,000	133,746
SolarEdge Technologies, Inc. 0% 9/15/25 (b)		2,565,000	3,550,666
Synaptics, Inc. 0.5% 6/15/22		1,185,000	2,177,989
Teradyne, Inc. 1.25% 12/15/23		866,000	3,516,501
Veeco Instruments, Inc. 3.75% 6/1/27 (b)		90,000	155,188
			61,768,239
Software - 3.2%
2U, Inc. 2.25% 5/1/25 (b)		1,500,000	2,428,422
8x8, Inc. 0.5% 2/1/24		1,273,000	1,853,953
Alarm.com Holdings, Inc. 0% 1/15/26 (b)		1,290,000	1,247,765
Altair Engineering, Inc. 0.25% 6/1/24		1,265,000	1,822,574
Alteryx, Inc.:
0.5% 8/1/24		867,000	857,667
1% 8/1/26		1,046,000	1,036,489
Atlassian, Inc. 0.625% 5/1/23		1,502,000	4,360,860
Avaya Holdings Corp. 2.25% 6/15/23		550,000	710,441
Bentley Systems, Inc. 0.125% 1/15/26 (b)		100,000	103,842
Bill.Com Holdings, Inc. 0% 12/1/25 (b)		100,000	129,204
BlackLine, Inc. 0.125% 8/1/24		1,386,000	2,474,899
Box, Inc. 0% 1/15/26 (b)		1,230,000	1,291,984
Cerence, Inc. 3% 6/1/25 (b)		914,000	2,826,529
Cloudflare, Inc. 0.75% 5/15/25 (b)		340,000	713,651
Coupa Software, Inc.:
0.125% 6/15/25		1,166,000	2,598,755
0.375% 6/15/26 (b)		3,702,000	5,163,252
CyberArk Software Ltd. 0% 11/15/24		469,000	546,666
Datadog, Inc. 0.125% 6/15/25 (b)		1,490,000	1,936,777
DocuSign, Inc.:
0% 1/15/24 (b)		2,979,000	3,062,053
0.5% 9/15/23		1,221,000	3,858,791
Dropbox, Inc.:
0% 3/1/26 (b)		950,000	934,991
0% 3/1/28 (b)		3,850,000	3,783,984
Dye & Durham Ltd. 3.75% 3/1/26 (b)(c)	CAD	3,480,000	2,848,243
Everbridge, Inc.:
0.125% 12/15/24		1,397,000	2,122,335
1.5% 11/1/22		229,000	1,041,899
FireEye, Inc.:
0.875% 6/1/24		2,360,000	2,666,588
1.625% 6/1/35		100,000	99,120
Five9, Inc. 0.5% 6/1/25 (b)		1,690,000	2,602,898
Guidewire Software, Inc. 1.25% 3/15/25		1,709,000	2,041,415
HubSpot, Inc.:
0.25% 6/1/22		305,000	1,652,599
0.375% 6/1/25 (b)		1,250,000	2,397,867
j2 Global, Inc.:
1.75% 11/1/26 (b)		122,000	139,686
3.25% 6/15/29		64,000	103,866
LivePerson, Inc.:
0% 12/15/26 (b)		4,218,000	4,810,451
0.75% 3/1/24		2,593,000	4,752,574
Medallia, Inc. 0.125% 9/15/25 (b)		80,000	102,464
MicroStrategy, Inc.:
0% 2/15/27 (b)		3,251,000	3,020,199
0.75% 12/15/25 (b)		1,608,000	3,326,722
Mitek Systems, Inc. 0.75% 2/1/26 (b)		1,830,000	1,911,044
Model N, Inc. 2.625% 6/1/25 (b)		650,000	961,747
NortonLifeLock, Inc. 2% 8/15/22 (b)		1,300,000	1,462,855
Nuance Communications, Inc.:
1% 12/15/35		2,365,000	4,475,549
1.25% 4/1/25		2,012,000	4,673,847
Nutanix, Inc. 0% 1/15/23		318,000	324,602
Pagerduty, Inc. 1.25% 7/1/25 (b)		1,370,000	1,865,616
Palo Alto Networks, Inc.:
0.375% 6/1/25 (b)		6,277,000	8,440,261
0.75% 7/1/23		5,342,000	7,717,162
Pegasystems, Inc. 0.75% 3/1/25 (b)		2,129,000	2,570,231
Proofpoint, Inc. 0.25% 8/15/24		2,845,000	3,029,922
Q2 Holdings, Inc.:
0.125% 11/15/25 (b)		1,150,000	1,268,185
0.75% 6/1/26		2,846,000	4,255,382
Rapid7, Inc.:
1.25% 8/1/23		1,250,000	2,342,446
2.25% 5/1/25 (b)		1,390,000	2,008,364
RingCentral, Inc.:
0% 3/1/25 (b)		3,027,000	3,874,765
0% 3/15/26 (b)		1,500,000	1,752,971
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		1,501,000	3,074,785
ServiceNow, Inc. 0% 6/1/22		987,000	3,921,583
Splunk, Inc.:
0.5% 9/15/23		1,906,000	2,249,214
1.125% 9/15/25		1,610,000	1,973,122
1.125% 6/15/27(b)		925,000	920,295
Varonis Systems, Inc. 1.25% 8/15/25 (b)		740,000	1,531,356
Verint Systems, Inc. 1.5% 6/1/21		1,025,000	1,245,076
Workday, Inc. 0.25% 10/1/22		2,454,000	4,211,027
Workiva, Inc. 1.125% 8/15/26		603,000	882,447
Zendesk, Inc.:
0.25% 3/15/23		62,000	144,566
0.625% 6/15/25 (b)		2,415,000	3,619,448
Zscaler, Inc. 0.125% 7/1/25 (b)		1,040,000	1,579,973
			155,760,316
TOTAL INFORMATION TECHNOLOGY			284,751,673
MATERIALS - 0.2%
Chemicals - 0.0%
Livent Corp. 4.125% 7/15/25 (b)		910,000	2,118,985
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 3.5% 6/15/25 (b)		60,000	91,420
Cleveland-Cliffs, Inc. 1.5% 1/15/25		88,000	163,553
Endeavour Mining Corp. 3% 2/15/23 (b)		2,410,000	2,648,108
SSR Mining, Inc. 2.5% 4/1/39		2,061,000	2,370,150
United States Steel Corp. 5% 11/1/26		2,550,000	3,968,300
			9,241,531
TOTAL MATERIALS			11,360,516
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
IH Merger Sub LLC 3.5% 1/15/22		1,000,000	1,315,683
iStar Financial, Inc. 3.125% 9/15/22		675,000	890,585
Pebblebrook Hotel Trust 1.75% 12/15/26		3,483,000	4,003,465
Summit Hotel Properties, Inc. 1.5% 2/15/26		3,482,000	3,915,025
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		3,303,000	4,108,324
			14,233,082
Real Estate Management & Development - 0.0%
Redfin Corp.:
0% 10/15/25 (b)		90,000	116,667
1.75% 7/15/23		450,000	1,123,335
			1,240,002
TOTAL REAL ESTATE			15,473,084
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc. 2.75% 6/1/48		1,399,000	1,617,737
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4% 7/15/25 (b)		680,000	803,692
TOTAL UTILITIES			2,421,429

TOTAL CONVERTIBLE BONDS			687,261,859

Nonconvertible Bonds - 0.4%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCP Midstream Operating LP 5.85% 5/21/43 (b)(d)		1,000,000	887,500
FINANCIALS - 0.4%
Banks - 0.1%
JPMorgan Chase & Co. 3 month U.S. LIBOR + 1.000% 1.1938% 5/15/77 (d)(e)		4,500,000	3,836,250
Consumer Finance - 0.0%
Ally Financial, Inc. 8% 11/1/31		1,000,000	1,418,475
Diversified Financial Services - 0.3%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 3.23% 12/21/65 (b)(d)(e)		14,050,000	11,380,500
TOTAL FINANCIALS			16,635,225
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 4.75% 6/1/50 (d)		300,000	328,348

TOTAL NONCONVERTIBLE BONDS			17,851,073

TOTAL CORPORATE BONDS
(Cost $485,479,570)			705,112,932
		Shares	Value

Common Stocks - 50.6%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.		1,401,600	39,090,624
Verizon Communications, Inc.		1,077,500	59,585,750
			98,676,374
Entertainment - 0.5%
Activision Blizzard, Inc.		69,500	6,644,895
The Walt Disney Co. (f)		89,400	16,900,176
			23,545,071
Media - 0.4%
Comcast Corp. Class A		150,100	7,913,272
Interpublic Group of Companies, Inc.		464,800	12,140,576
			20,053,848
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.		180,871	21,699,094

TOTAL COMMUNICATION SERVICES			163,974,387

CONSUMER DISCRETIONARY - 5.1%
Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment, Inc. (f)		52,199	4,877,475
McDonald's Corp.		300,709	61,988,153
Starbucks Corp.		94,200	10,176,426
			77,042,054
Household Durables - 0.2%
Lennar Corp. Class A		121,300	10,064,261
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.		67,000	3,780,140
Multiline Retail - 1.4%
Dollar General Corp.		81,300	15,364,887
Dollar Tree, Inc. (f)		160,500	15,761,100
Target Corp.		199,476	36,591,877
			67,717,864
Specialty Retail - 1.6%
Best Buy Co., Inc.		100,200	10,055,070
Lowe's Companies, Inc.		142,500	22,764,375
The Home Depot, Inc.		84,300	21,778,062
TJX Companies, Inc.		370,200	24,429,498
			79,027,005
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.		100,800	10,389,456

TOTAL CONSUMER DISCRETIONARY			248,020,780

CONSUMER STAPLES - 7.6%
Beverages - 3.2%
Diageo PLC		345,900	13,553,659
Keurig Dr. Pepper, Inc.		202,300	6,174,196
PepsiCo, Inc.		479,400	61,933,686
The Coca-Cola Co.		1,543,400	75,611,166
			157,272,707
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (f)		135,800	5,456,444
Costco Wholesale Corp.		16,600	5,494,600
Kroger Co.		571,574	18,410,399
Sysco Corp.		389,200	30,991,996
Walmart, Inc.		102,900	13,368,768
			73,722,207
Food Products - 0.5%
Mondelez International, Inc.		263,300	13,997,028
Nestle SA (Reg. S)		105,520	11,012,983
			25,010,011
Household Products - 2.4%
Procter & Gamble Co.		935,158	115,520,068

TOTAL CONSUMER STAPLES			371,524,993

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Black Stone Minerals LP		52,543	469,209
BP PLC		2,594,500	10,625,846
Brigham Minerals, Inc. Class A		89,036	1,274,105
Cheniere Energy, Inc. (f)		35,392	2,385,067
Chevron Corp.		118,500	11,850,000
ConocoPhillips Co.		269,777	14,031,102
Delek Logistics Partners LP		37,867	1,396,535
DHT Holdings, Inc.		3,655,620	20,398,360
Energy Transfer Equity LP		578,317	4,418,342
Enterprise Products Partners LP		327,814	6,988,994
Equitrans Midstream Corp.		128,331	927,833
Exxon Mobil Corp.		881,800	47,943,466
Golar LNG Partners LP		168,300	590,733
Hess Midstream LP		42,929	900,221
HollyFrontier Corp.		14,300	541,684
Imperial Oil Ltd.		542,400	11,887,110
Kimbell Royalty Partners LP (g)		45,362	469,497
Magellan Midstream Partners LP		129,794	5,408,516
MPLX LP		247,749	5,898,904
Noble Midstream Partners LP		123,845	1,733,830
Phillips 66 Co.		252,300	20,953,515
Phillips 66 Partners LP		45,872	1,223,865
Plains All American Pipeline LP		313,012	2,641,821
Rattler Midstream LP (g)		73,458	808,038
Suncor Energy, Inc.		431,900	8,576,232
Sunoco Logistics Partners, LP		20,444	625,586
Targa Resources Corp.		64,864	2,006,244
Valero Energy Corp.		235,600	18,136,488
Viper Energy Partners LP		73,694	1,155,522
Western Midstream Partners LP		180,939	3,009,016
			209,275,681
FINANCIALS - 5.6%
Banks - 2.1%
Bank of America Corp.		584,700	20,294,937
Citigroup, Inc.		309,000	20,356,920
JPMorgan Chase & Co.		139,600	20,544,932
M&T Bank Corp.		148,900	22,474,966
Wells Fargo & Co.		502,700	18,182,659
			101,854,414
Capital Markets - 1.5%
BlackRock, Inc. Class A		71,700	49,795,650
KKR & Co. LP		246,000	11,207,760
Raymond James Financial, Inc.		100,200	11,697,348
			72,700,758
Consumer Finance - 0.4%
Capital One Financial Corp.		185,000	22,235,150
Insurance - 1.6%
Chubb Ltd.		211,000	34,304,380
Marsh & McLennan Companies, Inc.		87,700	10,104,794
The Travelers Companies, Inc.		228,100	33,188,550
			77,597,724

TOTAL FINANCIALS			274,388,046

HEALTH CARE - 9.9%
Biotechnology - 3.0%
AbbVie, Inc.		707,100	76,182,954
Alder Biopharmaceuticals, Inc. rights (c)(f)		61,506	54,125
Amgen, Inc.		308,600	69,410,312
			145,647,391
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.		48,600	11,719,890
Danaher Corp.		23,700	5,206,179
			16,926,069
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.		65,200	21,660,744
Pharmaceuticals - 6.2%
AstraZeneca PLC sponsored ADR (g)		305,300	14,770,414
Bristol-Myers Squibb Co.		1,162,700	71,308,391
Eli Lilly & Co.		203,500	41,695,115
Johnson & Johnson		783,577	124,165,612
Roche Holding AG (participation certificate)		62,980	20,661,157
Royalty Pharma PLC		55,800	2,598,606
Sanofi SA sponsored ADR		553,500	25,400,115
			300,599,410

TOTAL HEALTH CARE			484,833,614

INDUSTRIALS - 5.3%
Aerospace & Defense - 0.8%
General Dynamics Corp.		126,900	20,744,343
Northrop Grumman Corp.		68,700	20,037,042
			40,781,385
Air Freight & Logistics - 1.0%
Deutsche Post AG		47,900	2,379,078
United Parcel Service, Inc. Class B		286,400	45,202,512
			47,581,590
Commercial Services & Supplies - 0.1%
Waste Management, Inc.		55,800	6,187,662
Electrical Equipment - 1.0%
AMETEK, Inc.		116,600	13,755,302
Eaton Corp. PLC		254,800	33,172,412
			46,927,714
Industrial Conglomerates - 0.9%
General Electric Co.		1,484,600	18,616,884
Roper Technologies, Inc.		28,600	10,799,932
Siemens AG		82,600	12,783,281
			42,200,097
Machinery - 0.8%
Fortive Corp.		77,900	5,127,378
ITT, Inc.		162,200	13,459,356
Otis Worldwide Corp.		58,400	3,720,664
Snap-On, Inc.		36,300	7,372,893
Stanley Black & Decker, Inc.		50,800	8,881,872
			38,562,163
Marine - 0.1%
A.P. Moller - Maersk A/S Series B		1,400	2,994,189
Professional Services - 0.3%
Equifax, Inc.		50,600	8,191,128
IHS Markit Ltd.		72,000	6,491,520
			14,682,648
Road & Rail - 0.1%
Norfolk Southern Corp.		26,200	6,603,972
Trading Companies & Distributors - 0.2%
Watsco, Inc.		48,800	11,863,280

TOTAL INDUSTRIALS			258,384,700

INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 1.5%
Cisco Systems, Inc.		1,680,400	75,399,548
Electronic Equipment & Components - 0.0%
Vontier Corp. (f)		31,160	978,424
IT Services - 1.4%
Amdocs Ltd.		192,600	14,601,006
Fidelity National Information Services, Inc.		46,000	6,348,000
Paychex, Inc.		250,100	22,776,607
Visa, Inc. Class A		104,800	22,258,472
			65,984,085
Semiconductors & Semiconductor Equipment - 1.2%
NXP Semiconductors NV		149,900	27,364,245
Qualcomm, Inc.		50,100	6,823,119
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		189,900	23,916,006
			58,103,370
Software - 0.8%
Microsoft Corp.		167,100	38,830,698
Technology Hardware, Storage& Peripherals - 0.9%
Apple, Inc.		197,500	23,948,850
Samsung Electronics Co. Ltd.		278,830	20,401,743
			44,350,593

TOTAL INFORMATION TECHNOLOGY			283,646,718

MATERIALS - 0.5%
Chemicals - 0.2%
Linde PLC		29,700	7,254,819
Containers & Packaging - 0.3%
Crown Holdings, Inc.		60,200	5,752,712
WestRock Co.		243,300	10,605,447
			16,358,159

TOTAL MATERIALS			23,612,978

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.		46,600	10,071,658
UTILITIES - 2.9%
Electric Utilities - 2.2%
Exelon Corp.		266,100	10,271,460
NextEra Energy, Inc.		912,800	67,072,544
NRG Energy, Inc.		192,900	7,042,779
PG&E Corp. (f)		221,000	2,322,710
Xcel Energy, Inc.		307,026	17,988,653
			104,698,146
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP		24,604	1,787,235
Vistra Corp.		313,100	5,400,975
			7,188,210
Multi-Utilities - 0.6%
Ameren Corp.		215,605	15,150,563
WEC Energy Group, Inc.		154,000	12,418,560
			27,569,123

TOTAL UTILITIES			139,455,479

TOTAL COMMON STOCKS
(Cost $1,840,287,585)			2,467,189,034

Preferred Stocks - 7.6%
Convertible Preferred Stocks - 2.9%
COMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. 5.25% (b)		12,500	13,642,960
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Aptiv PLC Series A 5.50%		31,800	5,420,310
Internet & Direct Marketing Retail - 0.1%
Chewy, Inc. 6.50% (b)		1,600	3,605,962
TOTAL CONSUMER DISCRETIONARY			9,026,272
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bunge Ltd. 4.875%		14,300	1,630,348
FINANCIALS - 0.1%
Banks - 0.0%
Bank of America Corp. Series L, 7.25%		65	90,396
Wells Fargo & Co. 7.50%		45	62,164
			152,560
Capital Markets - 0.1%
KKR & Co. LP Series C 6.00%		66,600	4,245,750
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp. 7.25%		13,367	332,838
TOTAL FINANCIALS			4,731,148
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 6.50%		107,200	5,660,160
Boston Scientific Corp. Series A 5.50%		57,300	6,337,754
Danaher Corp.:
4.75%		4,300	6,509,325
Series B 5.00%		4,860	6,234,262
			24,741,501
Health Care Technology - 0.0%
Change Healthcare, Inc. 6.00%		22,000	1,703,798
Life Sciences Tools & Services - 0.1%
Avantor, Inc. Series A 6.25%		51,300	4,501,712
TOTAL HEALTH CARE			30,947,011
INDUSTRIALS - 0.1%
Machinery - 0.1%
Colfax Corp. 5.75%		14,100	2,602,860
Fortive Corp. Series A, 5.00%		2,360	2,276,058
Stanley Black & Decker, Inc. Series D 5.25%		16,900	1,808,074
			6,686,992
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.1%
II-VI, Inc. Series A 6.00%		7,300	2,519,502
IT Services - 0.0%
Sabre Corp. Series A 6.50%		1,100	203,390
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. Series A 8.00%		9,200	13,926,126
TOTAL INFORMATION TECHNOLOGY			16,649,018
MATERIALS - 0.2%
Chemicals - 0.1%
International Flavors & Fragrances, Inc. 6.00%		63,400	3,081,876
Metals & Mining - 0.1%
ArcelorMittal SA 5.50%		126,900	7,044,219
TOTAL MATERIALS			10,126,095
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
QTS Realty Trust, Inc. 6.50%		13,100	1,844,144
UTILITIES - 1.0%
Electric Utilities - 0.7%
American Electric Power Co., Inc. 6.125%		29,100	1,345,875
NextEra Energy, Inc.:
4.872% (f)		201,300	11,292,930
5.279%		127,700	6,239,422
6.219%		73,000	3,545,610
PG&E Corp.		62,900	6,588,775
Southern Co. 6.75%		66,700	3,204,755
			32,217,367
Gas Utilities - 0.1%
Spire, Inc. (f)		28,400	1,479,072
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. 2.00% ZENS (f)		24,475	1,411,963
Dominion Energy, Inc. 7.25%		40,900	3,786,170
DTE Energy Co. 6.25%		48,400	2,201,133
Sempra Energy 6.75%		35,100	3,450,681
			10,849,947
Water Utilities - 0.0%
Essential Utilities, Inc. 6.00%		24,000	1,310,159
TOTAL UTILITIES			45,856,545

TOTAL CONVERTIBLE PREFERRED STOCKS			141,140,533

Nonconvertible Preferred Stocks - 4.7%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
4.75%		160,000	3,886,400
5.125%		85,000	2,151,350
5.35%		100,000	2,569,000
BCE, Inc. Series R		49,900	613,261
			9,220,011
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc. 6.625% (f)		10,000	248,500
U.S. Cellular Corp. 6.25%		65,000	1,641,250
			1,889,750
TOTAL COMMUNICATION SERVICES			11,109,761
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
Brunswick Corp.:
6.375%		5,000	134,850
6.50%		5,000	134,300
6.625%		5,000	134,950
			404,100
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge, Inc. Series L 5 year U.S. Treasury Index + 3.150% 4.959% (d)(e)		12,100	234,014
Energy Transfer Partners LP Series C, 7.375% (d)		60,000	1,304,400
			1,538,414
FINANCIALS - 3.3%
Banks - 2.5%
Bank of America Corp.:
5.00%		270,000	6,933,600
6.00%		40,000	1,013,200
Series GG, 6.00%		255,000	6,757,500
Series HH 5.875%		185,744	4,899,927
Series KK 5.375%		350,000	9,054,500
Series PP 4.125% (f)		160,000	3,931,200
BOK Financial Corp. 5.375%		28,952	736,799
CIT Group, Inc. Series B 5.625%		150,000	3,801,000
Cullen/Frost Bankers, Inc. Series B 4.45%		8,000	198,800
First Citizens Bancshares, Inc.		17,216	447,616
First Republic Bank:
4.125%		5,000	122,050
Series J 4.70%		75,000	1,904,250
Series L 4.375% (f)		100,000	2,537,000
First Tennessee Bank NA adj. rate (b)(d)(e)		12,500	10,562,500
JPMorgan Chase & Co.:
4.75%		200,000	5,144,000
Series AA 6.10%		35,000	890,750
Series DD, 5.75%		290,000	7,676,300
Series EE 6.00%		151,000	4,087,570
PNC Financial Services Group, Inc. Series P, 6.125% (d)		80,086	2,097,452
Truist Financial Corp.:
4.75%		36,356	920,170
Series F, 5.20%		147,001	3,676,495
Series G, 5.20%		89,956	2,249,800
Series O 5.25%		11,752	307,550
U.S. Bancorp:
Series F, 6.50% (d)		59,451	1,559,994
Series K, 5.50%		41,000	1,103,720
Series L 3.75%		25,000	588,000
Series M 4.00% (f)		80,000	1,979,200
Wells Fargo & Co.:
5.20%		10,000	249,300
5.70%		100,000	2,498,000
5.85% (d)		268,751	6,974,088
6.625% (d)		24,000	665,760
Class A 5.125%		10,000	250,600
Series CC 4.375%		50,000	1,229,750
Series P, 5.25%		37,639	940,599
Series X, 5.50%		365,000	9,161,500
Series Y, 5.625%		55,000	1,400,300
Series Z 4.75%		464,900	11,464,434
			120,015,274
Capital Markets - 0.2%
B. Riley Financial, Inc.:
6.375%		53,300	1,361,815
6.75%		1,400	35,854
6.875%		800	20,432
Charles Schwab Corp.:
5.95%		3,000	76,020
Series C, 6.00%		2,500	63,625
GMAC Capital Trust I Series 2, 6.065% (d)(e)		40,830	1,059,130
Morgan Stanley:
6.875% (d)		10,363	288,936
Series I, 6.375% (d)		6,580	182,591
Series K, 5.85% (d)		85,767	2,380,034
Northern Trust Corp. Series E 4.70%		60,000	1,562,400
Oaktree Capital Group LLC:
6.55%		33,000	852,060
Series A, 6.625%		15,197	397,098
State Street Corp.:
Series D, 5.90% (d)		5,000	138,650
Series G, 5.35% (d)		20,000	558,800
			8,977,445
Consumer Finance - 0.1%
Capital One Financial Corp.:
5.00%		15,000	372,750
Series J 5.00%		117,000	2,827,890
Synchrony Financial Series A 5.625%		40,000	1,038,800
			4,239,440
Diversified Financial Services - 0.0%
Equitable Holdings, Inc.:
4.30%		26,000	640,900
Series A 5.25%		67,000	1,706,490
			2,347,390
Insurance - 0.5%
Allstate Corp.:
5.10%		140,000	3,637,200
Series G, 5.625%		4,227	112,108
Series I 4.75%		40,000	1,028,800
Athene Holding Ltd.:
Series A 6.35% (d)		18,304	496,404
Series B 5.625%		55,000	1,413,500
Series C 6.375% (d)		75,000	2,047,500
Series D 4.875%		200,000	4,816,000
Hartford Financial Services Group, Inc.:
7.875% (d)		10,500	283,710
Series G, 6.00%		32,500	903,825
MetLife, Inc.:
5.625%		23,716	623,494
Series F 4.75%		70,000	1,775,900
Prudential Financial, Inc. 4.125%		20,000	494,800
W.R. Berkley Corp.:
4.125%		20,000	499,800
4.25%		3,000	75,450
5.10%		90,000	2,337,300
5.70%		19,071	507,479
5.75%		47,500	1,200,800
5.90%		27,241	680,753
			22,934,823
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp. Series C, 7.25% (d)		20,000	472,000
TOTAL FINANCIALS			158,986,372
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%		123,400	945,427
Electrical Equipment - 0.1%
Babcock & Wilcox Enterprises, Inc. 8.125%		162,700	4,075,635
TOTAL INDUSTRIALS			5,021,062
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
National Retail Properties, Inc. Series F, 5.20%		45,000	1,142,100
Public Storage:
Series C, 5.125%		40,099	1,020,921
Series D, 4.95%		25,000	639,000
Series E, 4.90%		328,535	8,354,645
Series F, 5.15%		5,298	136,582
Series G, 5.05%		39,937	1,026,780
Series H 5.60%		7,100	193,830
Series I 4.875%		15,000	395,100
Series J:
4.70%		52,500	1,345,050
4.75%		30,000	786,900
Series M 4.125%		10,000	251,400
Summit Hotel Properties, Inc. Series E, 6.25%		10,416	237,381
Sunstone Hotel Investors, Inc.:
Series E, 6.95%		41,200	1,022,172
Series F, 6.45%		16,500	409,613
			16,961,474
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP 5.75%		31,300	685,157
TOTAL REAL ESTATE			17,646,631
UTILITIES - 0.7%
Electric Utilities - 0.3%
Alabama Power Co. Series A, 5.00%		5,000	131,000
Duke Energy Corp.:
5.125%		10,000	253,700
5.625%		85,000	2,261,000
5.75%		11,800	314,352
Entergy Louisiana LLC 4.875%		5,000	127,250
Entergy New Orleans, Inc. 5.50%		7,217	182,662
Entergy, Inc.:
4.875%		8,000	202,560
Series A 5.375%		10,000	263,000
NextEra Energy Capital Holdings, Inc. 5.65%		7,500	204,750
Southern Co.:
4.20%		2,000	47,340
5.25%		122,500	3,159,275
5.25%		186,487	4,863,581
Series A 4.95%		117,500	3,009,175
			15,019,645
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Energy Partners LP 5.25%		100,000	2,520,000
Multi-Utilities - 0.3%
Brookfield Infrastructure Partners LP:
5.125%		20,000	486,100
Class A 5.00%		12,800	312,899
CMS Energy Corp.:
5.625%		98,258	2,540,952
5.875%		44,330	1,180,065
5.875%		31,448	831,800
Dominion Energy, Inc. Series A, 5.25%		31,034	789,195
DTE Energy Co.:
4.375%		10,000	246,800
6.00%		33,699	865,559
Series B, 5.375%		75,210	1,905,069
Series E, 5.25%		75,000	1,933,500
Integrys Energy Group, Inc. (d)		48,019	1,272,504
Sempra Energy 5.75%		90,459	2,406,209
			14,770,652
TOTAL UTILITIES			32,310,297

TOTAL NONCONVERTIBLE PREFERRED STOCKS			227,016,637

TOTAL PREFERRED STOCKS
(Cost $334,388,907)			368,157,170

Equity Funds - 15.9%
Fidelity Real Estate Equity Central Fund (h)
(Cost $749,334,610)		6,473,488	776,430,206
		Principal Amount(a)	Value

Preferred Securities - 6.8%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
DCP Midstream Partners LP 7.375% (d)(i)		2,000,000	1,740,000
Enbridge, Inc. 5.75% 7/15/80 (d)		500,000	540,940
Energy Transfer Partners LP:
6.25% (d)(i)		2,270,000	1,872,705
6.75% (d)(i)		500,000	472,640
7.125% (d)		2,500,000	2,411,550
Summit Midstream Partners LP 9.5% (d)(i)		191,000	85,759
			7,123,594
FINANCIALS - 6.5%
Banks - 6.0%
Bank of America Corp.:
5.125% (d)(i)		15,500,000	16,456,463
5.2% (d)(i)		24,000,000	24,921,600
5.875% (d)(i)		13,000,000	14,201,200
6.1% (d)(i)		9,120,000	10,133,232
6.25% (d)(i)		11,575,000	12,684,521
6.3% (d)(i)		1,250,000	1,435,161
6.5% (d)(i)		2,000,000	2,225,600
BNP Paribas SA 4.625% (b)(d)(i)		1,000,000	991,250
CIT Group, Inc. 5.8% (d)(i)		5,175,000	5,352,503
Citigroup, Inc.:
3.875% (d)(i)		3,000,000	2,983,125
4% (d)(i)		5,000,000	5,049,900
4.2888% (d)(e)(i)		7,000,000	6,965,000
5% (d)(i)		6,000,000	6,172,500
5.35% (d)(i)		5,000,000	5,112,500
5.9% (d)(i)		6,605,000	6,838,157
5.95% (d)(i)		11,750,000	12,748,750
6.25% (d)(i)		3,500,000	3,991,050
6.3% (d)(i)		6,000,000	6,337,800
Farm Credit Bank of Texas 5.7% 12/31/99 (b)(d)		500,000	548,750
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5575% (d)(e)(i)		10,000,000	9,920,000
3 month U.S. LIBOR + 3.800% 4.005% (d)(e)(i)		8,585,000	8,581,308
4% (d)(i)		4,000,000	3,978,000
4.6% (d)(i)		4,270,000	4,355,400
4.625% (d)(i)		500,000	500,000
5% (d)(i)		11,015,000	11,441,060
5.15% (d)(i)		11,765,000	11,992,848
6% (d)(i)		12,000,000	12,705,368
6.1% (d)(i)		9,000,000	9,796,500
6.125% (d)(i)		7,000,000	7,559,348
6.75% (d)(i)		10,000,000	11,050,000
PNC Financial Services Group, Inc.:
4.85% (d)(i)		490,000	509,600
5% (d)(i)		230,000	251,707
6.75% (d)(i)		3,500,000	3,552,500
Truist Financial Corp.:
4.8% (d)(i)		3,000,000	3,112,500
4.95% (d)(i)		1,250,000	1,344,125
5.05% (d)(i)		2,000,000	2,022,500
5.1% (d)(i)		2,000,000	2,183,760
U.S. Bancorp 5.3% (d)(i)		1,500,000	1,661,700
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (d)(e)(i)		9,796,000	9,780,522
Wells Fargo & Co.:
3.9% (d)(i)		12,500,000	12,451,875
5.875% (d)(i)		10,000,000	10,942,500
5.9% (d)(i)		7,000,000	7,437,500
			292,279,683
Capital Markets - 0.5%
Bank of New York Mellon Corp.:
3 month U.S. LIBOR + 3.420% 3.6586% (d)(e)(i)		2,250,000	2,263,983
3.7% (d)(i)		250,000	255,000
4.625% (d)(i)		2,000,000	2,112,500
4.7% (d)(i)		1,000,000	1,079,000
Charles Schwab Corp.:
4% (d)(i)		6,000,000	6,022,500
4.625% (d)(i)		250,000	252,200
5.375% (d)(i)		2,000,000	2,180,000
7% (d)(i)		1,000,000	1,051,250
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.760% 4% (d)(e)(i)		4,694,000	4,517,975
Northern Trust Corp. 4.6% (d)(i)		1,785,000	1,927,800
State Street Corp. 3 month U.S. LIBOR + 3.590% 3.8135% (d)(e)(i)		1,750,000	1,748,950
			23,411,158
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (d)(i)		750,000	804,750
Insurance - 0.0%
MetLife, Inc.:
3.7915% (d)(e)(i)		2,302,000	2,290,573
3.85% (d)(i)		300,000	306,750
			2,597,323

TOTAL FINANCIALS			319,092,914

INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 3.5205% (d)(e)(i)		3,630,000	3,460,116
Trading Companies & Distributors - 0.0%
Air Lease Corp. 0% (d)(i)		1,000,000	975,000

TOTAL INDUSTRIALS			4,435,116

UTILITIES - 0.0%
Electric Utilities - 0.0%
Duke Energy Corp. 4.875% (d)(i)		500,000	534,730
Multi-Utilities - 0.0%
Dominion Energy, Inc. 4.65% (d)(i)		250,000	262,408
Sempra Energy 4.875% (d)(i)		500,000	532,975
			795,383

TOTAL UTILITIES			1,330,113

TOTAL PREFERRED SECURITIES
(Cost $318,096,218)			331,981,737
		Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund 0.07% (j)		220,700,707	220,744,847
Fidelity Securities Lending Cash Central Fund 0.08% (j)(k)		15,734,452	15,736,025
TOTAL MONEY MARKET FUNDS
(Cost $236,479,345)			236,480,872
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,964,066,235)			4,885,351,951
NET OTHER ASSETS (LIABILITIES) - (0.2)%			(9,921,014)
NET ASSETS - 100%			$4,875,430,937

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $341,514,116 or 7.0% of net assets.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,232
Fidelity Real Estate Equity Central Fund	4,629,828
Fidelity Securities Lending Cash Central Fund	10,271
Total	$4,677,331

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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